STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2021 and 2020.

	Underlying Shares	Weighted Average Exercise Price		Weighted Average Term (Years)
Warrants outstanding at January 1, 2020	-	$
Granted	28,803,368		0.01	1.41
Exercised	(110,000)		0.01
Forfeited	-
Warrants outstanding at December 31, 2020	28,693,368		0.01	1.12
Granted	7,337,000		0.01	1.50
Exercised	(6,709,890)		0.01
Forfeited	-
Warrant outstanding at December 31, 2021	29,320,478		$0.01	0.44

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANTS

The warrants granted during the period ending December 31, 2021 and 2020 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31,
	2021	2020
Expected term, in years	1.5	2.83
Expected volatility	100%	162.24%
Risk free interest rate	0.09 - 0.13%	0.44%
Dividend yield	-	-